STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 13	STOCK-BASED COMPENSATION

The Corporation has two stock option plans, the 1997 Stock Option Plan and the 2009 Incentive Stock Option Plan. No additional grants may be made under the 1997 Stock Option Plan. The 2009 Plan, which is shareholder approved, permits the grant of stock options, restricted stock and certain other stock-based awards for up to 150,000 shares. At December 31, 2011, a total of 103,300 shares remained available for issuance. Stock-based compensation expense is based on the estimated fair value of the award at the date of grant. The fair value of each option award is estimated on the date of grant using an option-pricing model, requiring the use of subjective assumptions. The fair value is amortized as compensation expense on a straight-line basis over the vesting period of the grants. Compensation expense related to employees is included in personnel expense while compensation expense related to directors is included in other operating expense.

Assumptions are used in estimating the fair value of stock options granted. Expected stock volatility is based on several factors including the historical volatility of the Corporation’s stock, implied volatility determined from traded options and other factors. The Corporation uses historical data to estimate option exercises and employee terminations to estimate the expected life of options. The risk-free interest rate for the expected life of the options is based on the U.S. Treasury yield curve in effect on the date of grant. The expected dividend yield is based on the Corporation’s expected dividend yield over the life of the options. The following assumptions were used in estimating the fair value for options granted during 2011 and 2010.

	2011	2010
Estimated fair value	$2.94	$2.14
Dividend yield	3.32%	3.36%
Risk-free interest rate	1.65%	2.11%
Expected volatility	24.14%	22.33%
Expected life of options (in years)	8	8

Intrinsic value represents the amount by which the fair market value of the underlying stock exceeds the exercise price of the stock options. At December 31, 2011, the aggregate intrinsic value of stock options outstanding and exercisable was $165,000 and $85,000, respectively compared to an aggregate intrinsic value of $54,000 and $13,000 at December 31, 2010. For the years ended December 31, 2011, 2010 and 2009, the Corporation recorded compensation expense for the vesting of stock options of approximately $25,000, $18,000 and $6,000, respectively. At year-end 2011, the Corporation had $45,000 of unrecognized compensation expense related to stock options that is expected to be recognized over a remaining weighted average vesting period of 23.7 months.

The following table summarizes stock option activity for the years ended December 31, 2011, 2010 and 2009.

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at
beginning of year	31,330	$13.47	24,702	$15.58	6,602	$24.59
Granted	9,800	17.40	11,100	13.25	18,100	12.30
Exercised	(800)	12.30	—	—	—	—
Expired	—	—	(4,472)	24.55	—	—
Forfeited	—	—	—	—	—	—
Outstanding at year-end	40,330	$14.45	31,330	$13.47	24,702	$15.58
Options exercisable at year-end	17,105		7,167		5,602
Weighted average fair value of options granted during the year	$2.94		$2.14		$2.08

The following is a summary of outstanding and exercisable stock options at December 31, 2011:

	Number	Weighted Average	Number
	Of Shares	Remaining	Of Shares
Exercise Price	Outstanding	Contractual Life	Exercisable
$22.75	1,130	1.01 years	1,130
26.75	1,000	4.01 years	1,000
12.30	17,300	7.62 years	11,274
13.25	11,100	8.62 years	3,701
17.40	9,800	9.62 years	—
Total	40,330	8.11 years	17,105

The following table summarizes nonvested stock option activity for the year ended December 31, 2011:

	Number	Weighted
	Of	Average
Nonvested Options	Options	Price
Nonvested options at December 31, 2010	24,163	$13.33
Granted	9,800	17.40
Vested	(10,738)	13.97
Forfeited	—	0.00
Nonvested options at December 31, 2011	23,225	$14.75

The fair value of restricted stock is equal to the fair market value of the Corporation’s common stock on the date of the grant. Restricted stock awards are recorded as deferred compensation, a component of shareholders’ equity and amortized to compensation expense over a three year vesting period. During 2011, the Corporation granted 1,550 and 2,200 shares of restricted stock awards to executive officers and directors, respectively, with a grant date fair value of $17.40 per share for a total of $65,000. For the years ended December 31, 2011, 2010 and 2009, the Corporation recorded compensation expense for restricted stock awards of approximately $25,000, $14,000 and $4,000, respectively. At year-end 2011, the Corporation had $76,000 of unrecognized compensation expense, related to outstanding restricted stock awards of 7,700, that is expected to be recognized over a remaining weighted average vesting period of 27.3 months.